Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Central Index Key	0001588084
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	TANH
Entity Common Stock, Shares Outstanding	28,853,242
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false